COMMITMENTS AND CONTINGENCIES (Details Textual) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Commitments And Contingencies (Textual)
Average guarantee expiration terms	The average guarantee expiration terms ranged within 6 to 12 months	the average guarantee expiration terms ranged within 6 to 12 months
Average percentage of guarantee amount as security deposit		10.00%
Aggregated claim paid		$ 2,142,597
Minimum [Member]
Commitments And Contingencies (Textual)
Average percentage of guarantee amount as security deposit	10.00%
Aggregated claim paid	1,100,000
Maximum [Member]
Commitments And Contingencies (Textual)
Average percentage of guarantee amount as security deposit	20.00%
Aggregated claim paid	$ 1,500,000